Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
According to sources of revenue -
Cost of revenues	$ 424
NIS [Member]
According to sources of revenue -
Cost of revenues	1,471	$ 72
NIS [Member] | Sales of printers [Member]
According to sources of revenue -
Cost of revenues	822
NIS [Member] | Printers rental [Member]
According to sources of revenue -
Cost of revenues	427	49
NIS [Member] | Consumables [Member]
According to sources of revenue -
Cost of revenues	$ 222	$ 23